Net Loss Per Share (Details) - Schedule of Basic and Diluted Net Loss Per Share Attributable to Common Stockholders ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	6 Months Ended
	Oct. 31, 2023 JPY (¥) ¥ / shares shares	Oct. 31, 2023 USD ($) $ / shares shares	Oct. 31, 2022 JPY (¥) ¥ / shares shares
Numerator:
Net loss	¥ (1,150,027)	$ (7,593)	¥ (885,000)
Net loss attributable to stockholders	¥ (1,150,027)	$ (7,593)	¥ (885,000)
Denominator:
Weighted average shares outstanding used to compute net loss per share, basic (in Shares)	13,455,691	13,455,691	6,000,000
Basic (in Yen per share and Dollars per share) | (per share)	¥ (85.47)	$ (0.56)	¥ (147.5)